Related Party Transactions	12 Months Ended
Jan. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
As of January 31, 2022, Google owned greater than 10% of the Company’s common shares through its total investment of 31,942,641 shares of Class A common stock.
In March 2020, Google purchased $10.0 million of 2020 Convertible Notes (Note 9). Upon issuance of such 2020 Convertible Notes to Google, the Company also issued warrants to Google for the purchase of 213,119 shares of Series D preferred stock. In connection with the Business Combination, such 2020 Convertible Notes converted to shares of Class A common stock and such Series D preferred stock warrants converted to and were exercised for shares of Class A common stock.
In 2017, the Company and Google entered into a five year content license agreement under which Google licensed content covering Google’s specified areas of interest. The contract automatically renews for one additional year if the parties fail to fulfill their respective obligations at the end of year five. As of January 31, 2022 and 2021, the deferred revenue balance associated with the content license agreement was $12.2 million and $20.8 million, respectively. For the fiscal years ended January 31, 2022, 2021 and 2020, the Company recognized revenue of $8.6 million, $11.5 million and $8.1 million, respectively, related to the content license agreement.
In addition, the Company purchases hosting and other services from Google, of which $16.1 million and $10.3 million is deferred as of January 31, 2022 and 2021, respectively. The Company recorded hosting expense of $19.4 million, $13.1 million and $10.9 million during the fiscal years ended January 31, 2022, 2021 and 2020, respectively. As of January 31, 2022 , the Company’s accounts payable and accrued liabilities balance included $2.0 million related to hosting and other services provided by Google. As of January 31, 2021, no amounts were due for such services.
On June 28, 2021, the Company amended the terms of its hosting agreement with Google. The amendment, among other things, increases the aggregate purchase commitments to $193.0 million. The amended agreement commenced on August 1, 2021 and extends through January 31, 2028. See Note 8 for future Google hosting purchase commitments, including the amended commitments, as of January 31, 2022.